COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended					1 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended
	Jun. 30, 2012	Jul. 03, 2010	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012 item	Mar. 31, 2012 Ohio distribution center Withdrawal liability of multiemployer plan	Jul. 02, 2011 Ohio distribution center Withdrawal liability of multiemployer plan	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan	Mar. 01, 2012 Ohio distribution center Withdrawal liability of multiemployer plan item	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan Minimum	Sep. 29, 2012 Ohio distribution center Withdrawal liability of multiemployer plan Maximum
COMMITMENTS AND CONTINGENCIES
Payment received from Li & Fung Limited				$ 75.0
Additional payment received to offset specific, incremental, identifiable expenses associated with the transaction			8.0
Refund of closing payment received from Li & Fung Limited	1.8	24.3
Leases
Number of store leases assigned to third parties					153
Number of leases for which entity is secondarily liable					135
Future aggregate payments under leases					203.1
Commitments and contingencies
Charge to SG&A for estimate of withdrawal liability							17.6
Withdrawal liability payment period						4 years				8 years	12 years
Amount of withdrawal liability calculated by the Fund									19.1
Difference calculated by the Fund									1.5
Number of quarterly installments as notified by the Fund									17
Quarterly payments of withdrawal liability									1.2
Final payment of withdrawal liability								$ 1.0